COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SUMMARY OF RESERVED SHARES OF COMMON STOCK FOR ISSUANCE

For the years ended December 31, 2024 and 2023, the Company had reserved shares of common stock for issuance as follows:

	December 31, 2024	December 31, 2023
Options issued and outstanding	168,809	262,720
Common stock outstanding	7,232,650	6,695,587
Warrants outstanding	3,926,156	2,723,397
Earnout shares	2,777,778	4,444,444
Shares available for future issuance	854,412	496,587
Total	14,959,805	14,622,735